Note 7. Operating Segments and Significant Customers (Tables)	12 Months Ended
Dec. 31, 2013
Operating Segments And Significant Customers Disclosure [Abstract]
Reconciliation of Assets from Segment to Consolidated [Table Text Block]
Assets	December 31,
(in $000's)	2013	2012
Monitor Segment	$5,678	$4,453
VGT and Parts Segment	$6,161	$6,364
Unallocated Assets	$14,875	$17,498
Total	$26,714	$28,315

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment Income Statement (in $000’s)	2013	2012	2011
Monitor Segment Sales	$29,972	$38,377	$37,487
VGT & Parts Segment Sales	27,944	12,740	5,407
Total Sales	$57,916	$51,117	$42,894

Monitor Segment Gross Margin	4,564	6,342	6,556
VGT & Parts Segment Gross Margin	4,770	2,626	1,435
Total gross margin	$9,334	$8,968	$7,991

Operating expenses	8,624	8,677	8,137
Operating earnings (loss)	$710	$291	$(146)
Total other expense, net	67	112	120
Earnings (loss) before income tax	$643	$179	$(266)
Income tax (benefit) expense	(8)	15	(294)
Net earnings	$651	$164	$28